ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Accounts Payable Disclosure [Line Items]
Payable to third-party suppliers	$ 1,606		$ 775
Accounts payable	$ 1,606	[1]	$ 775	[1]

[1]	*All of the VIE’s assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 3).